Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Income taxes
11 Income

taxes

Accounting policies

Income tax
Income tax in the Consolidated statement of income comprises current income tax and effects of changes in deferred tax positions.
Income tax is recognised in the Consolidated statement of income except when it relates to items recognised in other comprehensive
income (OCI).
Current tax consists of the expected tax payable for the year and any adjustment to tax payable for previous years. Uncertain tax
positions and potential tax exposures are analysed individually. The outcomes of tax disputes are mostly binary in nature, and in each case the most likely amount for probable liabilities to be paid (including penalties) or assets to be received (disputed tax positions for
which payment has already been made) is recognised within Current tax or Deferred tax as appropriate.

Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying
amounts of existing assets and liabilities and their respective tax bases, and on unused tax losses and credits carried forward, subject
to the initial recognition exemption. A deferred tax asset is recognised only to the extent that it is probable that future taxable income
will be available against which the asset can be utilised. For a deferred tax asset to be recognised based on future taxable income,
convincing evidence is required, considering the existence of contracts, production of oil or gas in the near future based on volumes of
expected reserves, observable prices in active markets, expected volatility of trading profits,

expected foreign currency rate
movements and similar facts and circumstances.
When an asset retirement obligation or a lease contract is initially reflected in the accounts, a deferred tax liability and a corresponding
deferred tax asset are recognised simultaneously and accounted for in line with other deferred tax items.
Equinor has adopted amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules (top-up tax) with effect from 1
January 2023. Equinor has applied the mandatory exception and does not recognise or disclose information about deferred tax assets
and liabilities related to Pillar Two income taxes.

The mandatory exception applies retrospectively. However, since no new legislation to implement the top-up tax was enacted or substantively enacted on 31 December 2022 in any jurisdiction in which Equinor operates,

and no related deferred tax was recognised
at that date, the retrospective application has no impact on the Consolidated financial statements.

Estimation uncertainty regarding income tax
Equinor incurs significant amounts of income taxes payable to various jurisdictions and may recognise significant changes to deferred
tax assets and deferred tax liabilities. There may be uncertainties related to interpretations of applicable tax laws and regulations
regarding amounts in Equinor’s tax returns, which are filed in a number of tax regimes. For cases of uncertain tax treatments, it may
take several years to complete the discussions with relevant tax authorities or to reach resolutions of the appropriate tax positions
through litigation.
The carrying values of income tax related assets and liabilities are based on Equinor's interpretations of applicable laws, regulations
and relevant court decisions. The quality of these estimates, including the most likely outcomes of uncertain tax treatments, is
dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the
case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions
against future income taxes. Climate-related matters and the transition to carbon-neutral energy-consumption globally have increased
the uncertainty in determining key business assumptions used to assess the recoverability of deferred tax assets through sufficient
future taxable income before tax losses expire.
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Significant components of income tax expense
Full year
(in USD million) 2023 2022 2021
Current income tax expense in respect of

current year
(24,028) (52,124) (21,271)
Prior period adjustments (121) (112) (28)
Current income tax expense (24,149) (52,236) (21,299)
Origination and reversal of temporary differences (1,529) (2,136) (1,778)
Recognition / derecognition of previously (un)recognised

deferred tax assets
(137) 4,401 126
Change in tax regulations 4 0 4
Prior period adjustments (169) 110 (60)
Deferred tax income/(expense) (1,831) 2,375 (1,708)
Income tax (25,980) (49,861) (23,007)
Changes to tax regimes
Pillar Two
On 24 November 2023 the Norwegian Ministry of Finance published a draft resolution on the implementation of the OECD Pillar Two
Model Rules into Norwegian legislation. The rules are introducing a global minimum tax of
15%. The proposal was sanctioned in
January 2024 and the Norwegian Top Up Tax

Act (No: “Suppleringsskatteloven”) has entered into effect for the income year 2024.
The Pillar Two rules will be applicable to the Equinor group, but Equinor’s preliminary assessment is that we do not expect any
significant economic impact from the rules.

Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2023 2022 2021
Income/(loss) before tax 37,884 78,604 31,583
Calculated income tax at statutory rate 1) (8,833) (18,168) (7,053)
Calculated Norwegian Petroleum tax 2) (17,226) (36,952) (17,619)
Tax effect uplift
3)
160 259 914
Tax effect of permanent differences regarding divestments 82 417 90
Tax effect of permanent differences caused by functional currency different from tax currency 5 145 150
Tax effect of other permanent differences 453 403 228
Recognition / derecognition of previously (un)recognised deferred tax assets
4) (137) 4,401 126
Change in unrecognised deferred tax assets (29) (34) 619
Change in tax regulations 4 0 4
Prior period adjustments (290) (3) (88)
Other items including foreign currency effects (169) (327) (378)
Income tax (25,980) (49,861) (23,007)
Effective tax rate 68.6% 63.4% 72.8%
The weighted average of statutory tax rates was 23.3 % in 2023, 23.1 % in 2022 and 22.3 % in 2021. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum income is taxable at a tax rate of
71.8 % after deducting a calculated 22 % corporate tax.
3)

As from 2023 the uplift deduction for investments on NCS has been abolished except for asset investments that fall under the
temporary rules enacted under the Covid-19 pandemic. For investments with PUD submitted to the authorities before 31
December 2022 the rules allow a direct deduction of the whole uplift in the year the capital expenditure is incurred. In 2022 the
rate was 17.69 % and this rate was reduced to 12.4
% in 2023.

4)

Equinor performs its

assessment on DTA

recognition based on sources

of income such

as the reversal

pattern of taxable

timing
differences and projections of taxable income and recognises the amount of deferred tax assets that is probable to be realised. In
2023 USD 137

million was

derecognised due

to an increase

in valuation

allowance mainly

related to Angola

and Canada,

compared
to a recognition of USD 4,401

million in 2022 mainly related to unused accumulated tax losses in the US.

Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment

and
intangible
assets
Asset
retirement
obligations
Lease
liabilities Pensions Derivatives Other Total
Deferred tax assets 8,575 514 7,816 1,298 747 446 1,495 20,892
Deferred tax liabilities (28) (26,042) 0 (2) (6) 0 (300) (26,378)
Net asset/(liability) at 31 December
2023 8,547 (25,528) 7,816 1,296 741 446 1,195 (5,485)
Deferred tax assets 8,105 694 7,356 1,306 694 1,131 1,348 20,634
Deferred tax liabilities (28) (23,356) 0 (3) (12) (3) (411) (23,813)
Net asset/(liability) at 31 December
2022 8,077 (22,662) 7,356 1,303 682 1,128 937 (3,179)

Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2023 2022 2021
Net deferred tax liability at 1 January 3,179 7,655 6,250
Charged/(credited) to the Consolidated statement of

income
1,831 (2,375) 1,708
Charged/(credited) to Other comprehensive income (66) 105 35
Acquisitions and disposals 981 (968) 36
Foreign currency translation effects and other effects (440) (1,239) (374)
Net deferred tax liability at 31 December 5,485 3,179 7,655
Deferred tax assets and liabilities are offset to the extent that the deferred taxes relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities. After netting deferred tax assets and liabilities by
fiscal entity and reclassification to Assets held for sale, deferred taxes are presented on the Consolidated balance sheet as follows:

At 31 December
(in USD million) 2023 2022
Deferred tax assets 7,936 8,732
Deferred tax liabilities 13,345 11,996
Net deferred tax classified as held for sale (76) 85
Deferred tax assets are recognised based on the expectation that sufficient taxable income will be available through reversal of
taxable temporary differences or future taxable income. At year-end 2023, the deferred tax assets of USD 7,952 million were primarily
recognised in the US, the UK, Norway, Angola, Canada and Brazil. Of this amount, USD 965 million was recognised in entities which
have suffered a tax loss in either the current or the preceding period. The corresponding amounts for 2022, were USD 8,817 million
and USD 1,953

million, respectively. The tax losses will be utilised through reversal of taxable temporary differences and future taxable income, mainly from production of oil and gas. Around 80 % of the tax losses carried forward and recognised as deferred tax assets are expected to be fully utilised within 10 years .

Unrecognised deferred tax assets
At 31 December
2023 2022
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,555 1,030 2,558 968
Unused tax credits 0 185 0 129
Tax losses carried forward 3,944 947 3,458 930
Total unrecognised deferred tax assets 6,499 2,162 6,016 2,027
Approximately 90 % of the unrecognised carry forward tax losses can be carried forward indefinitely. The majority of the unrecognised tax losses that cannot be carried forward indefinitely expire after 2027 . The unrecognised tax credits expire from 2030, while the unrecognised deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been
recognised in respect of these items because currently there is insufficient evidence to support that future taxable profits will be
available to secure utilisation of the benefits.
At year-end 2023, unrecognised deferred tax assets in Angola and Canada represents USD 712 million and USD
415

million,
respectively, of the total unrecognised deferred tax assets of USD 2,162 million. Similar amounts for 2022 were USD
636

million in
Angola and USD 346

million in Canada of a total of USD
2,027

million. The remaining unrecognised deferred tax assets originate from several different tax jurisdictions.